CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Jun. 26, 2019	Jun. 27, 2018
Common stock, authorized shares	250.0	250.0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176.2	176.2
Common stock, shares outstanding	37.5	40.8
Treasury stock, shares	138.7	135.4